Other receivables and prepaid expenses	12 Months Ended
Dec. 31, 2021
Disclosure of other receivables and prepaid expenses [Abstract]
Other receivables and prepaid expenses

Note 15 – Other receivables and prepaid expenses

	December 31,
	2 0 2 1	2 0 2 0	2 0 2 1
	NIS	NIS	US Dollars

Prepaid expenses	368	233	118
Income receivables	8	38	3
Advances to suppliers	2,263	2,826	727
Government authorities	261	364	84
Forward transaction	-	158	-
Others	2,039	3,048	656
	4,939	6,667	1,588